RESTRICTED NET ASSETS - Parent Company's Condensed Statements of Operations (Details) - USD ($)	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Revenue	$ 3,249,344	$ 2,002,217	$ 3,087,708
Operating expense	2,689,202	1,899,547	1,628,491
NET INCOME ATTRIBUTABLE TO TIAN RUIXIANG HOLDINGS LTD ORDINARY SHAREHOLDERS	634,103	175,787	1,121,429
Parent Company
Operating expense	5,060
Loss attributable to Parent Company only	(5,060)
Share of income from investment in subsidiaries	639,160	175,787	1,121,438
NET INCOME ATTRIBUTABLE TO TIAN RUIXIANG HOLDINGS LTD ORDINARY SHAREHOLDERS	$ 634,100	$ 175,787	$ 1,121,438